UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	$ 31,001,832	¥ 213,776,234	¥ 159,598,652
Cost of Revenues	(26,739,648)	(184,385,915)	(123,853,687)
GROSS PROFIT	4,262,184	29,390,319	35,744,965
Operating expenses:
Selling expenses	(124,277)	(856,963)	(1,183,115)
General and administrative expenses	(1,470,268)	(10,138,379)	(10,385,401)
Research and development expenses	(1,262,769)	(8,707,549)	(24,091,812)
Allowance (reversal) for credit losses	(9,139)	(63,019)	584,713
Total operating expenses	(2,866,453)	(19,765,910)	(35,075,615)
Profit from operations	1,395,731	9,624,409	669,350
Other income (expenses)
Finance income, net	1,825,322	12,586,687	22,591,551
Investment gain (loss)	(19,443,722)	(134,076,129)	214,868,468
Other (expenses)/income, net	52,559	362,426	(2,815)
Total other income (expenses), net	(17,565,841)	(121,127,016)	237,457,204
Income (Loss) before income taxes	(16,170,110)	(111,502,607)	238,126,554
Income tax expense	(41,529)	(286,367)	(4,770)
Net income (loss)	(16,211,639)	(111,788,974)	238,121,784
Less: Net gain attributable to non-controlling interests	768,768	5,301,117	249,902
Net income (loss) attributable to MicroCloud Hologram Inc's shareholders	(16,980,407)	(117,090,091)	237,871,882
Other comprehensive loss
Foreign currency translation adjustment	(11,711,876)	(80,760,411)	(7,144,180)
Comprehensive income (loss)	(27,923,515)	(192,549,385)	230,977,604
Less: Comprehensive gain attributable to non-controlling interests	768,768	5,301,117	249,902
Comprehensive income (loss) attributable to MicroCloud Hologram Inc's shareholders	$ (28,692,283)	¥ (197,850,502)	¥ 230,727,702
Weighted average number of ordinary shares
Weighted average number of ordinary shares - basic	22,912,360	22,912,360	5,088,734
Weighted average number of ordinary shares - Diluted	22,912,360	22,912,360	5,378,554
Earnings (Loss) per share
Earnings per share - Basic | (per share)	$ (0.74)	¥ (5.11)	¥ 46.74
Earnings per share - Diluted | (per share)	$ (0.74)	¥ (5.11)	¥ 44.23
Products [Member]
OPERATING REVENUES
Total operating revenues	$ 870,255	¥ 6,000,930	¥ 4,554,015
Services [Member]
OPERATING REVENUES
Total operating revenues	$ 30,131,577	¥ 207,775,304	¥ 155,044,637